Maturities of Long-term Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Year Ending June 30, 2016	$ 2,500
Year Ending June 30, 2017	0
Year Ending June 30, 2018	1,050
Year Ending June 30, 2019	2,250
Year Ending June 30, 2020	1,500
Thereafter	23,163
Total	$ 30,463	$ 20,745